REVENUE - Analysis of Timing of Transfer of Goods or Services (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total Revenue	$ 305.1	$ 195.0
Revenue at a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total Revenue	300.0	185.7
Revenue over time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total Revenue	$ 5.1	$ 9.3